Warrants for ordinary shares (Detail Textuals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Financial income (expenses), net, relating to the warrants	$ 1,451	$ (3,165)